STOCKHOLDERS' DEFICIT (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended						3 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended
	Oct. 14, 2011	Jun. 23, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Jun. 21, 2011	Jun. 30, 2012 January Registration Arrangement [Member]	Oct. 14, 2011 Common Stock. $0.001 Par Value [Member]	Oct. 04, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 23, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 30, 2012 Common Stock. $0.001 Par Value [Member]	Mar. 31, 2012 Common Stock. $0.001 Par Value [Member]	Dec. 23, 2011 Common Stock. $0.001 Par Value [Member]	Apr. 10, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion of First Milestone [Member]	Jun. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion Milestone Two [Member]	Jun. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion Milestone Three [Member]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares issued			58,354,775	58,354,775					79,800,000
Common stock, shares outstanding			58,354,775	58,354,775					79,800,000					58,354,775	58,354,775		6,000,000
Common shares cancelled, shares												3,000,000	33,000,000
Common shares cancelled												$ 3,000
Contingent shares to be released from escrow upon completion of milestones		6,000,000												6,000,000				3,000,000	1,500,000	1,500,000
Common shares released from escrow													3,000,000
Common stock issued, price per share				$ 1.39	$ 1.39	$ 1.5	$ 0.25	$ 0.25			$ 0.25	$ 0.25				$ 0.25
Number of shares issued for services					27,500	35,000										750,000
Number of shares issued for cash												400,000
Value of shares issued					38,225	52,500						100,000
Shares issued to each director											1,500,000
Common shares issued for future director services on October 4, 2011, shares											3,000,000				3,000,000
Number of shares vesting on each anniversary											750,000
Common shares issued for future director services on October 4, 2011	750,000														3,000
Amortization of stock issued for Directors' services			93,750	187,500										93,750	187,500
Registration Payment Arrangement [Line Items]
Maximum value of shares to be issued										$ 20,000,000
Percent of market price										93.00%